Stockholders' Equity (Details 4) - 2013 Incentive Stock Plan [Member] - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Number
Beginning balance	2,563
Granted
Options granted in exchange for shares		2,563
Exercised
Expired
Forfeited	(210)
Ending balance	2,353	2,563
Intrinsic value of options
Weighted Average Remaining Contractual Life (Years)	8 years 7 months 6 days	9 years 7 months 6 days
Weighted Average Exercise Price
Beginning balance	$ 2.52
Options granted in exchange for shares		2.52
Ending balance	$ 2.52	$ 2.52